Note 25 - Financial Instruments and Related Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
	December 31, 2019			December 31, 2018
		Fair value measurement			Fair value measurement
	Carrying value	Level 1	Level 2	Carrying value	Level 1	Level 2
Financial assets
Trade receivables	$1,182	$—	$1,182	$2,559	$—	$2,559
Marketable securities (Note 14)	6,506	6,506	—	6,420	6,420	—
Silver futures derivatives (Note 14)	—	—	—	2,038	2,038	—
Foreign exchange derivatives	982	982	—	—	—	—

Disclosure of detailed information about capital risk management explanatory [text block]
	December 31, 2019	December 31, 2018
Equity	$662,321	$594,573
Debt facilities	155,818	149,512
Lease liabilities	21,936	5,847
Less: cash and cash equivalents	(169,009)	(57,013)
	$671,066	$692,919

Disclosure of financial liabilities [text block]
	Carrying Amount	Contractual Cash Flows	Less than 1 year	2 to 3 years	4 to 5 years	After 5 years
Trade and other payables	$59,123	$59,123	$59,123	$—	$—	$—
Debt facilities	155,818	188,439	4,209	26,263	157,967	—
Lease liabilities	21,936	22,561	6,829	7,778	7,954	—
Other liabilities	4,675	4,405	—	—	—	4,405
	$241,552	$274,528	$70,161	$34,041	$165,921	$4,405

Disclosure of detailed information about currency risk explanatory [text block]
	December 31, 2019
	Cash and cash equivalents	Trade and other receivables	Value added taxes receivable	Other financial assets	Trade and other payables	Foreign exchange derivative	Net assets (liabilities) exposure	Effect of +/- 10% change in currency
Canadian dollar	$14,182	$56	$—	$3,010	$(1,529)	$—	$15,719	$1,572
Mexican peso	9,000	—	20,700	—	(33,635)	27,000	23,065	2,307
	$23,182	$56	$20,700	$3,010	$(35,164)	$27,000	$38,784	$3,878

Disclosure of detailed information about price risk explanatory [text block]
			December 31, 2019
	Effect of +/- 10% change in metal prices
	Silver	Gold	Lead	Total
Metals subject to provisional price adjustments	$65	$—	$38	$103
Metals in doré and concentrates inventory	90	238	6	334
	$155	$238	$44	$437